FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of the financial instruments, measured at fair value, by level within the fair value hierarchy on recurring basis

		Fair value measurement at
		reporting date using
		Quoted
		prices in
		active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2022	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

	(in thousands)
Assets
Fair value disclosure
Short-term investments
Short-term time deposits	3,911,410	—	3,911,410	—
Held-to-maturity debt investments	3,571,060	—	3,571,060	—
Long-term investments
Long-term time deposits	11,064,516	—	11,064,516	—
Held-to-maturity debt investments	138,485	—	138,485	—
Fair value measurements on a recurring basis
Short-term investments
Equity investments at fair value with readily determinable fair value
Listed equity securities	70,415	70,415	—	—
Wealth management products	26,491,683	—	23,492,290	2,999,393
Available-for-sale debt investments	1,380,668	—	1,380,668	—
Long-term investments
Equity investments without readily determinable fair value using NAV practical expedient (i)	91,005
Equity investments at fair value with readily determinable fair value	37,134	37,134	—	—
Investments accounted for at fair value	1,026,555	—	900,500	126,055
Available-for-sale debt investments	5,126,289	—	5,126,289	—
Total	52,909,220	107,549	49,585,218	3,125,448

		Fair value measurement at reporting date using
		Quoted prices
		in active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2023	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

	(in thousands)
Assets
Fair value disclosure
Short-term investments
Short-term time deposits	7,690,166	—	7,690,166	—
Held-to-maturity debt investments	144,133	—	144,133	—
Long-term investments	—	—	—	—
Long-term time deposits	15,352,785	—	15,352,785	—
Held-to-maturity debt investments	1,701,240	—	1,701,240	—
Fair value measurements on a recurring basis
Short-term investments
Wealth management products	26,415,902	—	24,000,694	2,415,208
Long-term investments
Equity investments without readily determinable fair value using NAV practical expedient (i)	86,240
Equity investments at fair value with readily determinable fair value	32,745	32,745	—	—
Investments accounted for at fair value	627,367	—	512,200	115,167
Available-for-sale debt investments	5,262,159	—	5,262,159	—
Total	57,312,737	32,745	54,663,377	2,530,375
(i)	Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Short-term wealth management products
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary the activities related to fair value of assets

Amounts
RMB
(in thousands)
Balance at December 31, 2021 (Level 3)	2,289,646
Transfer from long-term investment	3,317,493
Change in fair value (i)	(1,077)
Exchange adjustment	197,924
Disposal	(2,804,593)
Balance at December 31, 2022 (Level 3)	2,999,393
Change in fair value (i)	136,907
Exchange adjustment	48,354
Disposal	(769,446)
Balance at December 31, 2023 (Level 3)	2,415,208
(i)	Recognized as “Fair value changes in investments, net” on the consolidated statements of comprehensive income (loss).

Long-term wealth management products
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary the activities related to fair value of assets

Amounts
RMB
(in thousands)
Balance at December 31, 2021 (Level 3)	3,583,898
Change in fair value (i)	(283,214)
Dividend Received	(412)
Investment Made	46,972
Exchange adjustment	132,304
Disposal	(36,000)
Transfer to short-term investment	(3,317,493)
Balance at December 31, 2022 (Level 3)	126,055
Change in fair value (i)	4,007
Disposal	(14,895)
Balance at December 31, 2023 (Level 3)	115,167

(i)Recognized as “Fair value changes in investments, net” on the consolidated statements of comprehensive income (loss).